Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-33899
Entity Registrant Name	KUSTOM ENTERTAINMENT, INC.
Entity Central Index Key	0001342958
Entity Tax Identification Number	20-0064269
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1475 N Winchester St
Entity Address, City or Town	Olathe
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66061
City Area Code	(913)
Local Phone Number	456-5878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KUST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false